RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2018
Related Party Transaction [Line Items]
Sales	$ 3,987,080	$ 6,694,997	$ 13,442,273
Related party balances:
Amounts due from related parties	16,521	815,035
Amounts due to related parties	38,824,827	2,260,007
Discontinued Operations
Related party balances:
Amounts due from related parties		2,367,657
Amounts due to related parties	187,882	5,314,587
Continuing Operations [Member]
Related party balances:
Amounts due from related parties	16,521	815,035
Amounts due to related parties	38,824,827	2,260,007
Daqo Group [Member] | Continuing Operations [Member]
Related party balances:
Amounts due to related parties	7,904,387	10,365
ZhenjiangDaqo [Member] | Discontinued Operations
Related party balances:
Amounts due from related parties		1,453,800
Others [Member] | Discontinued Operations
Related party balances:
Amounts due from related parties		913,857
Amounts due to related parties	187,882
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	37,893,421	17,208,039	8,106,054
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	1,699,536	331,353
Proceeds From Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions		25,744,800	2,696,513
Repayment of Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions		36,648,480	2,696,513
Repayment of Interest Bearing Loan [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions			15,495,451
Proceeds From Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	20,388,371	104,301,423	63,172,079
Repayment Of Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	20,388,371	104,421,948	83,754,652
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Sales	$ 3,987,080	6,694,997	13,442,273
Zhengjiang Daqo Solar Co. Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Zhengjiang Daqo Solar Co. Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		10,903,680
Daqo Solar Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Solar Co Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 16,004,820	55,613,463	40,089,689
Daqo Solar Co Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 16,004,820	55,650,696	40,388,195
Xinjiang Daqo Investment
Related Party Transaction [Line Items]
Equity interest held	100.00%			100.00%
Xinjiang Daqo Investment | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		3,937,440	14,356,000
Xinjiang Daqo Investment | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		4,020,732	14,356,000
Daqo New Material [Member] | Discontinued Operations
Related party balances:
Amounts due to related parties	$ 0	5,314,587
Daqo New Material [Member] | Continuing Operations [Member]
Related party balances:
Amounts due to related parties	$ 4,265,514
Daqo New Material [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo New Material [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases			7,390,693
Daqo New Material [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		1,893,000	6,029,877
Daqo New Material [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		1,893,000	10,818,493
Chongqing Daqo Tailai [Member] | Continuing Operations [Member]
Related party balances:
Amounts due to related parties	$ 8,004,373	1,825,680
Chongqing Daqo Tailai [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Chongqing Daqo Tailai [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 15,212,713	8,240,830	$ 715,361
Chongqing Daqo Tailai [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	2,540,969	6,209,040
Chongqing Daqo Tailai [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	2,540,969	6,209,040
Jiangsu Daqo [Member] | Continuing Operations [Member]
Related party balances:
Amounts due to related parties	$ 3,162,300	143,527
Jiangsu Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Jiangsu Daqo [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 4,115,164	1,326,634
Nanjing Daqo Electric [Member] | Continuing Operations [Member]
Related party balances:
Amounts due to related parties	$ 3,240,501	126,332
Nanjing Daqo Electric [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Daqo Electric [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 6,228,522	1,439,332
Other Subsidiaries of Daqo Group [Member] | Continuing Operations [Member]
Related party balances:
Amounts due from related parties	16,521	185,540
Amounts due to related parties	1,120,948	154,103
Zhenjiang Electric Equipment Co Ltd [Member] | Continuing Operations [Member]
Related party balances:
Amounts due to related parties	$ 1,489,553
Zhenjiang Electric Equipment Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Zhenjiang Electric Equipment Co Ltd [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	$ 1,699,536	331,353
Nanjing Daqo Transformer [Member] | Continuing Operations [Member]
Related party balances:
Amounts due to related parties	$ 9,637,251
Nanjing Daqo Transformer [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Daqo Transformer [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 12,337,022	6,201,243
Nanjing Daqo Transformer [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	1,842,582
Nanjing Daqo Transformer [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	1,842,582
Xinjiang Daqo Tianfu Thermoelectric Co Ltd [Member] | Continuing Operations [Member]
Related party balances:
Amounts due from related parties	$ 0	$ 629,495
Daqo Investmsnt Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%